RENT OBLIGATION (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract			5 years		5 years
Lease Expiration Date			Jan. 31, 2018		Jan. 31, 2018
Operating Leases, Rent Expense	$ 15,719	$ 11,162	$ 48,775	$ 46,321	$ 61,150	$ 45,961